STATEMENTS OF CHANGES IN DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ (40,000)	$ (2,846,091)
Net loss	(5,000)	(10,000)
Waver of a promissory by a related party		(2,816,091)
Balance	(45,000)	(40,000)
Common stock [Member]
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Net loss
Waver of a promissory by a related party
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Additional paid-in capital [Member]
Balance	4,821,942	2,005,851
Net loss
Waver of a promissory by a related party		2,816,091
Balance	4,821,942	4,821,942
Accumulated deficit [Member]
Balance	(4,867,902)	(4,857,902)
Net loss	(5,000)	(10,000)
Waver of a promissory by a related party
Balance	$ (4,872,902)	$ (4,867,902)